INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating and economic loss carry-forwards	$ 3,163,000
Tax at federal statutory rate	21.00%	21.00%
Tax at state rate net of federal benefit	6.00%	6.00%